Debt, Formation of LYB International finance companies (Details)	12 Months Ended
Dec. 31, 2022
Guarantor and Issuer, Guaranteed Security [Abstract]
Description of whether issuer is finance subsidiary and parent has fully and unconditionally guaranteed security and no other subsidiary of parent guaranteed security	true
Formation of direct, wholly- owned finance subsidiary [Abstract]
LYB International finance companies' business activities and description	LYB International Finance B.V., LYB International Finance II B.V., LYB International Finance III, LLC and LYB Americas Finance Company LLC (“LYB Finance subsidiaries”) are wholly owned finance subsidiaries of LyondellBasell Industries N.V., as defined in Rule 3-10(b) of Regulation S-X. Any debt securities issued by LYB Finance subsidiaries will be fully and unconditionally guaranteed by LyondellBasell Industries N.V., and no other subsidiaries of LyondellBasell Industries N.V. guarantees these securities.